Share-Based Payments - Portfolio Performance Shares Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vested and expected to vest, end of period, shares	103,621	[1]
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	20,973
Granted, shares	6,769
Vested, shares	(7,483)	[2]
Forfeited, shares	(998)
Nonvested, end of period, shares	19,261	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 36.22
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	35.74
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	37.31	[2]
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	38.23
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 43.65	[3]
Number of shares modified to accelerate vesting	200
Number of employees affected by accelerated vesting | Employee	140
Vested and expected to vest, end of period, shares	33,900

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Includes the modification of approximately 200 thousand PPSs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.
[3]	Vested and non-vested shares outstanding, but not paid as of December 31, 2018 were 33.9 million.